Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
U.S. federal statutory tax rate	21.00%	24.00%
Accumulated interest related to unrecognized tax benefits	$ 91,000	$ 4,000
Undistributed profits	$ 1,093,000	$ 180,000
Open tax year	2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019
Solutions Infini
Income Taxes [Line Items]
Undistributed earnings and profits by foreign subsidiary	$ 5,000,000
Undistributed profits	0
Expected tax expense due to undistributed earnings	757,000
United States | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	11,600,000
Net operating loss carryforwards, subjects to expiration	5,400,000
Net operating loss carryforwards, indefinite life	$ 6,200,000
United States | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2026
United States | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2037
United States | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 11,700,000
Net operating loss carryforwards, subjects to expiration	10,100,000
Net operating loss carryforwards, indefinite life	$ 1,600,000
United States | State | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2037
United States | State | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2039
Switzerland
Income Taxes [Line Items]
Net operating loss carryforwards	$ 1,600,000
Switzerland | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2023
Switzerland | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2026